UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21590
AIG Strategic Hedge Fund of Funds
(Exact name of registrant as specified in charter)
599 Lexington Avenue
New York, NY 10022
(Address of principal executive office) (Zip code)
Robert Discolo
AIG Strategic Hedge Fund of Funds
599 Lexington Avenue
New York, NY 10022
(Name and address of agent for service)
Registrant’s telephone number, including area code: (646) 735-0552
Date of fiscal year end: March 31, 2008
Date of reporting period: September 30, 2007

Item 1. Reports to Stockholders.

AIG STRATEGIC HEDGE FUND OF FUNDS

Financial Statements
(Unaudited)

For the Six Months Ended
September 30, 2007

AIG STRATEGIC HEDGE FUND OF FUNDS

Financial Statements
(Unaudited)

For the Six Months Ended
September 30, 2007

AIG STRATEGIC HEDGE FUND OF FUNDS

Schedule of Investments

September 30, 2007
(Unaudited)

			Percentage of
		Fair	Fund’s Net
Portfolio Fund	Cost	Value	Assets	Liquidity

Equity Long/Short
Cantillon World, Ltd. (Class A, Series A3)	$1,568,181	$1,782,394	2.15%	Monthly
FrontPoint Offshore Japan Fund, L.P.	1,500,000	1,401,119	1.69%	Quarterly
Glenview Capital Partners (Cayman), Ltd.	2,440,442	4,227,937	5.10%	Quarterly*
Hunter Global Investors Offshore Fund, Ltd. (Class A, Series 1)	3,000,000	4,645,283	5.60%	Quarterly
Mako Europe Fund, Ltd.	1,189,928	1,470,169	1.77%	Monthly**
Meditor Cobra Fund, Ltd. (Class B)	1,400,555	1,671,236	2.01%	Monthly*
SLS Offshore Fund, Ltd. (Tranche A)	2,250,000	3,090,039	3.73%	Quarterly
TCS Capital International, Ltd.	2,000,000	3,124,017	3.77%	Quarterly*
Wellington North River, L.P. (Class A, Series 1)	2,500,000	2,905,754	3.50%	Quarterly

	17,849,106	24,317,948	29.32%

Event Driven
Avenue International, Ltd. (Class A, Series A0797)	2,500,000	3,460,445	4.17%	Quarterly
Bennelong Asia Pacific Multi Strategy Equity Fund (Class D)	1,000,000	1,157,418	1.40%	Monthly
Canyon Value Realization Fund (Cayman), Ltd. (Class A)	2,500,000	3,491,573	4.21%	Quarterly
Castlerigg International, Ltd. (Class Aa, Series 1)	2,869,288	4,441,263	5.35%	Quarterly
Oz Asia Overseas Fund, Ltd.	1,000,000	1,192,306	1.44%	Quarterly
Oz Europe Overseas Fund II, Ltd.	3,500,000	4,743,770	5.72%	Quarterly**
York Investment, Ltd.	3,009,556	4,750,517	5.73%	Quarterly

	16,378,844	23,237,292	28.02%

Global Macro
Bridgewater Pure Alpha Fund I, Ltd. (Class B)	2,000,000	2,574,406	3.10%	Monthly
Brevan Howard Fund, Ltd. (Class B)	2,000,000	2,417,814	2.92%	Monthly
Episode Inc. (Class A)	500,000	570,479	0.69%	Monthly
Graham Global Investment Fund II Fed Policy, Ltd.	362,751	401,503	0.48%	Monthly
Grinham Diversified Fund,Ltd	800,000	818,704	0.99%	Monthly
The Dorset Energy Fund, Ltd. (Class A)	1,250,000	1,716,330	2.07%	Monthly
Winton Futures Fund, Ltd. (Class B)	1,126,978	1,409,558	1.70%	Monthly

	8,039,729	9,908,794	11.95%

Relative Value
FrontPoint Offshore Utility and Energy Fund, L.P.	1,750,000	2,092,988	2.52%	Quarterly
HBK Offshore Fund, Ltd. (Class C)	3,000,000	3,639,447	4.39%	Quarterly
Menta Global Offshore,Ltd	1,000,000	934,502	1.13%	Monthly**
MKP Offshore Partners, Ltd.	504,613	647,626	0.78%	Quarterly
MKP Opportunity Offshore, Ltd.	488,533	725,514	0.88%	Monthly
Polygon Global Opportunities Fund (Class C)	3,000,000	4,795,312	5.78%	Quarterly
Suttonbrook Offshore Partners, Ltd. (Class C, Series 1)	2,000,000	2,851,299	3.44%	Quarterly*
Suttonbrook Offshore Partners, Ltd. (Class C, Series 31)	1,000,000	971,386	1.17%	Quarterly*

	12,743,146	16,658,074	20.09%

Investment Company
Dreyfus Cash Management Fund	7,517,939	7,517,939	9.07%

Total	$62,528,764	81,640,047	98.45%

Assets In Excess Of Other Liabilities		1,288,078	1.55%

Net Assets		$82,928,125	100.00%

ˆ	All of the Portfolio Fund investments are reported at fair value and are considered to be illiquid. Investments can only be redeemed according to the liquidity provision shown above. Additionally, investments may contain lock-up provision periods of up to 4 years. See Footnote 6.

*	Initial lock-up is applicable.

**	Early redemption penalty.

The accompanying notes are an integral part of these financial statements.

AIG STRATEGIC HEDGE FUND OF FUNDS

Investment Objective as a Percentage of
Investments

The accompanying notes are an integral part of these financial statements.

AIG STRATEGIC HEDGE FUND OF FUNDS

Statement of Assets and Liabilities

September 30,
2007
(Unaudited)

ASSETS
Investments in Portfolio Funds, at fair value (cost $62,528,764)	$81,640,047
Dividends receivable	118,908
Receivable for Investments Sold	1,604,108
Other assets	103,962

Total Assets	83,467,025

LIABILITIES
Payables:
Due to Investment Manager	187,737
Professional fees	276,695
Incentive fees	—
Insurance fees	—
Administration fee	27,463
Other	47,005

Total Liabilities	538,900

Net Assets	$82,928,125

COMPOSITION OF NET ASSETS
Represented by:
Paid-in-Capital	$74,852,109
Accumulated overdistributed net investment loss	(11,765,079)
Net realized gain on investments	729,812
Net unrealized appreciation on investments	19,111,283

Net Assets at end of period	$82,928,125

Net Asset Value per Share (unlimited number of shares authorized — based on 7,150,794 shares outstanding)	$11.60

The accompanying notes are an integral part of these financial statements.

AIG STRATEGIC HEDGE FUND OF FUNDS

Statement of Operations

For the Six
Months Ended
September 30,
2007
(Unaudited)

INVESTMENT INCOME
Dividend	$262,505

Total Investment Income	262,505

EXPENSES
Investment Management fee	412,914
Professional fees	197,281
Administration fee	123,874
Incentive fees	183,373
Trustees’ fees	31,500
Miscellaneous fees	15,567

Total Expenses	964,509
Investment Management fee waiver	(57,338)

Net Expenses	907,171
Net Investment Loss	(644,666)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments	1,509,477
Change in net unrealized appreciation from investments	2,327,742

Net Realized and Unrealized Gain from Investments	3,837,219

NET INCREASE IN NET ASSETS DERIVED FROM OPERATIONS	$3,192,553

The accompanying notes are an integral part of these financial statements.

AIG STRATEGIC HEDGE FUND OF FUNDS

Statement of Changes in Net Assets

	For the
	Six Months Ended	For the Year
	September 30, 2007	Ended
	(Unaudited)	March 31, 2007

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment loss	$(644,666)	$(1,429,886)
Net realized gain from investments	1,509,477	1,127,005
Change in net unrealized appreciation from investments	2,327,742	7,523,689

Net Increase in Net Assets Derived from Operations	3,192,553	7,220,808

DISTRIBUTIONS TO SHAREHOLDERS	(420,133)	(4,844,236)

SHAREHOLDERS’ TRANSACTIONS
Proceeds from Shares issued (0 and 596,434 shares issued, respectively)	—	6,500,000
Proceeds from Shares reinvested (36,406 and 449,314 shares issued, respectively)	420,133	4,844,236

Net Increase in Net Assets Derived from Share Transactions	420,133	11,344,236

Total Net Increase in Net Assets	3,192,553	13,720,808

NET ASSETS AT BEGINNING OF PERIOD	79,735,572	66,014,764
NET ASSETS AT END OF PERIOD	$82,928,125	$79,735,572

The accompanying notes are an integral part of these financial statements.

AIG STRATEGIC HEDGE FUND OF FUNDS

Statement of Cash Flows

For the
Six Months Ended
September 30, 2007
(Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Net Assets derived from operations	$3,192,553
Adjustments to reconcile net increase in Net Assets derived from operations to net cash used in operating activities:
Purchases of investments	(2,800,000)
Proceeds from dispositions of investments	6,845,308
Purchases of short term investments, net	(1,650,688)
Net realized gain from investments	(1,509,477)
Change in net unrealized appreciation from investments	(2,327,742)
Change in assets and liabilities:
Decrease (Increase) in assets:
Interest and dividends receivable	(93,670)
Investments paid in advance	—
Receivable for investments sold	(1,604,108)
Other assets	(103,962)
(Decrease) Increase in payables:
Due to Investment Manager	133,286
Professional fees	143,565
Administration fees	(10,974)
Incentive fees	(159,587)
Insurance fees	(63,612)
Other	9,108

Net cash used in operating activities	—
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares issued	—

Net cash provided by financing activities	—
Net increase in cash and cash equivalents	—
Cash and cash equivalents — beginning of period	—

Cash and cash equivalents — end of period	$—

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consists of reinvestment of distributions to shareholders of $420,133.

The accompanying notes are an integral part of these financial statements.

AIG Strategic Hedge Fund of Funds

Notes to Financial Statements

September 30, 2007

(Unaudited)

1.	Organization

AIG Strategic Hedge Fund of Funds (the “Fund”) was organized as a Delaware statutory trust on April 26, 2004 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified, closed-end management investment company. The Fund commenced operations on August 1, 2004. The Fund’s shares are not registered under the Securities Act of 1933, as amended, and are subject to substantial limits on transferability and resale. The Fund is an “interval fund” that offers to repurchase a portion of its outstanding shares at net asset value (“NAV”), on a quarterly basis (the Fund commenced repurchases in September 2005).

The Fund’s investment objective is to seek long-term risk-adjusted absolute returns in a variety of capital market conditions. The Fund will pursue its investment objective by investing primarily in investment funds (“Portfolio Funds”) managed by a select group of investment managers (“Portfolio Managers”) who follow investment strategies (such as global macro strategies, event driven strategies, long/short equity strategies, and relative value strategies) that have historically exhibited limited or no correlation to each other. The Fund is a “fund of funds” that provides a means for investors in the Fund (each a “Shareholder” and, collectively, the “Shareholders”) to participate in investments in private hedge funds by providing a single portfolio comprised of Portfolio Funds.

2.	Significant Accounting Policies

The following is a summary of the significant accounting polices followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

a.  Valuation of the Fund and its Investments

The Fund computes its NAV as of the last business day of each applicable fiscal period (which may be a week-, month-, quarter- or year-end). In determining its NAV, the Fund will value its investments as of the end of each such period. The NAV per share is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding. Expenses of the Fund, including investment management and administrative fees, cost of any borrowings and other expenses are accrued on a monthly basis and taken into account for the purpose of determining NAV.

The Board of Trustees (“Board” or “Trustees”) has approved fair valuation policies and procedures pursuant to which the Fund values its investments in Portfolio Funds, which are generally illiquid investments, at their fair value. In accordance with these Board approved fair valuation policies and procedures, fair values for such investments are determined as of the end of any day on which the Fund’s NAV is calculated. The fair value of the Fund’s interest in a Portfolio Fund represents the amount that the Fund could reasonably expect to receive with respect to a Portfolio Fund if the Fund’s interest in such Portfolio Fund were to be sold at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.

The Fund’s investments in Portfolio Funds are subject to the terms and conditions of the respective operative documents and offering memoranda, as appropriate, for each Portfolio Fund. However, because of the inherent uncertainty of Portfolio Fund valuations, the values determined in accordance with the Fund’s fair value procedures may differ significantly from the values that would have been used had a ready market for the investments existed. It is important to note that such difference could be material. Distributions received or

AIG STRATEGIC HEDGE FUND OF FUNDS

Notes to Financial Statements — (Continued)

withdrawals from Portfolio Funds, whether in the form of cash or securities, are first applied as a reduction of the Fund’s investment cost.

Investments in Portfolio Funds with a value of $74,122,108, which is approximately 89.4% of the Fund’s net assets at September 30, 2007, have been fair valued and are illiquid and restricted as to resale or transfer.

b.  Income Recognition and Expenses

Interest income is recorded on the accrual basis. Changes in value of Portfolio Investments are recorded as unrealized gains and losses. Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis.

The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; management fees, administration fees, legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s NAV; costs of insurance; registration expenses; due diligence of Portfolio Funds and their managers, including travel and related expenses; expenses of meetings of the Fund’s Board of Trustees and its shareholders; all costs with respect to communications to shareholders; and other types of expenses approved by the Board.

c.  Income Taxes

The Fund intends to qualify and elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). Accordingly, the Fund will generally invest its assets in foreign corporations that would be classified as passive foreign investment companies (“PFICs”). The Fund has elected to have a tax year end of October 31. The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to its shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for federal income or excise tax is necessary.

d.  Dividends and Distribution

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., reclassification of market discounts and certain distributions), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications.

All of the distributions to shareholders during the period were ordinary income for tax purposes. The components of net assets are the same for book and tax purposes.

Pursuant to the automatic dividend reinvestment plan (“DRIP”), Shareholders are presumed to have elected to have all income dividends and capital gains distributions automatically reinvested in shares. Shareholders who affirmatively choose not to participate in the DRIP will receive any income dividends and/or capital gains distributions in cash.

e.  Cash and Cash Equivalents

Cash and cash equivalents consist of monies invested in the Dreyfus Cash Management Fund that pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets and Liabilities.

AIG STRATEGIC HEDGE FUND OF FUNDS

Notes to Financial Statements — (Continued)

f.  New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required no later than the last business day of the first financial reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the Securities and Exchange Commission (“SEC”) announced that it would not object if a fund implements FIN 48 in its net asset value calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Consequently, the Fund is required to comply with FIN 48 as of September 30, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Fund financial statements as of September 30, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis. Future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Fund does not believe that the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

3.	Related Party Transactions

Pursuant to an Investment Management Agreement (“Management Agreement”) between the Fund and AIG Global Investment Corp. (the “Manager”), an indirect wholly-owned subsidiary of American International Group, Inc., the Manager is responsible for developing, implementing and supervising the Fund’s investment program. As compensation for services provided by the Manager, the Fund pays the Manager a fee (“Management Fee”), accrued monthly and payable quarterly in arrears, at an annual rate of 1.00% of the Fund’s month end net assets prior to giving effect to accrual of fees or any purchases of shares.

The Manager is also entitled to receive an annual Incentive Fee payable quarterly of 5% of the net capital appreciation of the Fund in excess of any “high water mark” to the extent that the Incentive Fee does not reduce net capital appreciation below an annual, non-cumulative preferred return equal to the annualized one-year U.S. Treasury Bill rate. Reference to a “high water mark” means that no Incentive Fee is accrued or paid to the Manager unless and until the fair market value of the Fund’s net assets exceeds the highest previous value (adjusted for subsequent Share purchases, distributions and any repurchases of shares) for any prior quarter. Any Incentive Fee is calculated only on the amount of any such excess.

Pursuant to the terms of an Administrative Services Agreement (“Administration Agreement”), the Manager also provides various administration, fund accounting, investor accounting, taxation, and transfer agent services to

AIG STRATEGIC HEDGE FUND OF FUNDS

Notes to Financial Statements — (Continued)

the Fund. In consideration of these services, the Fund pays the Manager a fee, payable monthly, at an annual rate of 0.30% of the Fund’s net assets and reimburses the Manager for certain out-of-pocket expenses. Pursuant to the Administration Agreement, the Manager may appoint sub-administrators to provide these services to the Fund. Pursuant to a separate Transfer Agency and Sub-Administration Agreement, the Manager has contracted with Citi Fund Services Ohio, Inc. (“Citi”), to provide sub-administration, accounting and investor services to the Fund. Citi is paid by the Fund directly out of the annual rate of 0.30% of the Fund’s net assets payable to the Manager.

Pursuant to an expense limitation agreement, the Manager has agreed to waive investment management and administration fees and/or reimburse the Fund’s other expenses (excluding all interest, taxes, brokerage commissions, extraordinary fees and expenses not incurred in the ordinary course of the Fund’s business, and any performance fee or incentive fee or compensation paid by the Fund pursuant to the Management Agreement) to the extent necessary for the Fund’s annualized expenses to not exceed 1.75% for the period ending on September 30, 2007. Pursuant to the expense limitation agreement, the Manager is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that the expense limitation agreement remains in place and such reimbursement of the Manager by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund at that time. The Manager waived $57,338 in investment management fees during the six-month period ended September 30, 2007.

AIG Equity Sales Corp., an affiliate of the Manager, serves as the Placement Agent for the Fund and assists in the placing of the shares of the Fund with potential investors in the Fund. The Manager or its affiliates pays all of the expenses incurred in the Fund’s initial and ongoing placements of shares and, consequently, the Fund does not pay any fees to AIG Equity Sales Corp.

4.	Custodian Fees

Mellon Bank, N.A. serves as the custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with U.S. and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies) as approved or authorized by the Board.

5.	Securities Transactions

Aggregate purchases and sales of Portfolio Funds (excluding short-term Portfolio Funds) for the six-month period ended September 30, 2007 amounted to $2,800,000 and $6,845,308 respectively.

The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Portfolio Funds.

At September 30, 2007, the estimated cost of investments for federal income tax purposes was $69,436,171. Accordingly, unrealized appreciation and depreciation on investments was $21,860,214 and $9,656,338, respectively.

6.	Investments

As of September 30, 2007, the Fund had investments in 32 Portfolio Funds, none of which were related parties.

The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of between 1% and 3% (per annum) of net assets and performance incentive fees or allocations ranging from 15% to 20% of net profits earned.

In general, most of the Portfolio Funds in which the Fund invests provide for periodic redemptions ranging from monthly to annually with lock up provisions usually for a period of up to four years. Portfolio Funds that do provide for periodic redemptions may, depending on the Portfolio Fund’s governing documents, have the ability to deny or delay a redemption request.

AIG STRATEGIC HEDGE FUND OF FUNDS

Notes to Financial Statements — (Continued)

7.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund’s risk of loss in these Portfolio Funds is limited to the value of these investments as reported by the Fund.

The Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act. The Portfolio Funds invest in actively traded securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. Although the Fund attempts to diversify its risks by investing in Portfolio Funds managed by different third-party managers, the Portfolio Funds may nonetheless independently invest a high percentage of their assets in the same or similar specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive and negative, and may experience increased volatility of the Portfolio Funds’ net asset value. The Fund invests in a limited number of Portfolio Funds. There is always some possibility that the Financial Instruments in which the Portfolio Funds invest cannot be liquidated in time to meet redemption or margin calls without affecting the remaining investors. Liquidity risk may occur when Portfolio Managers mismatch assets and liabilities. Such concentration may result in additional risk.

8.	Concentrations and Indemnifications

The Fund enters into contracts that contain a variety of indemnifications, in accordance with applicable law. The Fund’s maximum exposure under these agreements is unknown. However, the Fund expects the risk of loss to be remote.

AIG STRATEGIC HEDGE FUND OF FUNDS

Notes to Financial Statements — (Continued)

9.	Financial Highlights

The following represents the per share operating performance of the Fund, for the period indicated:

					Period from
					August 1, 2004
					(commencement of
	Six Months Ended				operations)
	September 30, 2007		Year Ended	Year Ended	through
	(Unaudited)		March 31, 2007	March 31, 2006	March 31, 2005

Net Asset Value, beginning of period	$11.21		$10.88	$10.79	$10.00
Net investment loss, net of waivers and reimbursements(a)	(0.09)		(0.21)	(0.20)	(0.14)
Realized & unrealized gains (losses) on investments	0.54		1.27	0.77	1.11
Distributions to shareholders from net investment income	(0.06)		(0.73)	(0.48)	(0.18)

Net Asset Value, end of period	$11.60		$11.21	$10.88	$10.79

Total return before incentive fee**	4.00%		9.98%	5.42%	10.00%
Incentive Fee	(0.44)%		(0.51)%	(0.31)%	(0.29)%

Total return after incentive fee**	3.56%		9.47%	5.11%	9.71%
Ratios to average net assets:
Expenses, before waivers and reimbursements(b)***	2.33	%*	2.95%	3.13%	3.35%*
Expenses, net of waivers and reimbursement***	2.19	%*	2.26%	1.95%	1.98%*
Incentive Fee	(0.44	)%*	(0.51)%	(0.31)%	(0.29)%

Expenses, net of waivers, reimbursements, and incentive fee***	1.75	%*	1.75%	1.64%	1.69%
Net investment loss, before waivers and reimbursements	(1.70	)%*	(2.63)%	(3.03)%	(3.46)%*
Net investment loss, net of waivers and reimbursements	(1.56	)%*	(1.94)%	(1.85)%	(2.09)%*
Portfolio turnover rate	3.75%		15.83%	20.65%	0.00%

(a)	The Investment Manager waived and/ or reimbursed fees and expenses.

(b)	Ratio of total expenses to average net assets does not include the impact of expenses for incentive allocations or incentive fees related to the underlying Portfolio Funds.

*	Annualized.

**	Total return assumes a purchase of a share in the Fund at the beginning of the period and a sale of a share on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when purchasing a share of the Fund. Total returns for a period of less than a full year are not annualized.

***	The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of the period to the net assets for such period.

SUPPLEMENTAL INFORMATION
(Unaudited)

Fundamental Periodic Repurchase Policy

The Fund is an “interval fund” that offers to repurchase a portion of its outstanding shares at net asset value (“NAV”), on a quarterly basis (the Fund commenced repurchases in September 2005). The Fund has adopted share repurchase policies as fundamental policies. This means the policies may not be changed without the vote of the majority of Shareholders. These policies provide that beginning in September 2005, and thereafter on a quarterly basis in the months of March, June, September and December, the Fund will offer to repurchase a designated percentage of the outstanding shares from Shareholders (“Repurchase Offers”).

At the beginning of each Repurchase Offer, the Fund will send Shareholders a written notification about the Repurchase Offer, explaining how they may request that the Fund repurchase their Fund shares and the deadline for Shareholders to submit their repurchase requests (“Repurchase Request Deadline”), which is the date the Repurchase Offer ends. The time between the sending of the notification to the Shareholders and the Repurchase Request Deadline may vary from no more than six weeks to no less than three weeks. The Repurchase Request Deadline will occur during the months of March, June, September and December, respectively. The repurchase price of the shares will be the net asset value as of the close of the New York Stock Exchange (4:00 p.m. Eastern time) on the date on which the repurchase price of the shares will be determined (“Repurchase Pricing Date”). The Repurchase Pricing Date may occur no later than the fourteenth day after the Repurchase Request Deadline or the next business day if the fourteenth day is not a business day. Within such fourteen-day period, the Fund may use an earlier Repurchase Pricing Date under certain circumstances.

An early repurchase fee equal to 2% of the value of the shares repurchased by the Fund will apply if the date as of which the shares are valued for purposes of the repurchase is within one year following the date of the Shareholder’s initial investment in the Fund. If applicable, the early repurchase fee will be deducted before payment of the proceeds of a repurchase.

Automatic Dividend Reinvestment Plan

Pursuant to the automatic dividend reinvestment plan (“DRIP”), Shareholders are presumed to have elected to have all income dividends and capital gains distributions automatically reinvested in shares. Shareholders who affirmatively choose not to participate in the DRIP will receive any income dividends and/or capital gains distributions in cash.

Each Shareholder whose shares are registered in its own name will automatically be a participant under the DRIP, unless such Shareholder specifically elects to receive all dividends and/or capital gain distributions in cash. A Shareholder is free to change this election at any time.

If, however, a Shareholder requests to change its election within 45 days prior to a distribution, the request will be effective only with respect to distributions after the 45 day period. A Shareholder whose shares are registered in the name of a nominee must contact the nominee regarding its status under the DRIP, including whether such nominee will participate on such Shareholder’s behalf.

A Shareholder may elect to:

•	reinvest both dividends and capital gain distributions;

•	receive dividends in cash and reinvest capital gain distributions; or

•	receive both dividends and capital gain distributions in cash.

Generally, for U.S. federal income tax purposes, Shareholders receiving shares under the DRIP will be treated as having received a distribution equal to the amount payable to them in cash as a distribution had the Shareholder not participated in the DRIP.

Shares will be issued pursuant to the DRIP at their net asset value determined on the next valuation date following the ex-dividend date. There is no placement fee or other charge for reinvestment. A request must be received by the Fund before the record date to be effective for that dividend or capital gain distribution. The Fund may terminate the DRIP at any time.

SUPPLEMENTAL INFORMATION — (Continued)
(Unaudited)

I.	Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed or copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

II.	Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information about how the investment advisor voted proxies for the twelve month period ended June 30 is available without charge upon request by calling AIG Investments at 212-770-5330 and on the SEC’s website at http://www.sec.gov.

Item 2. Code of Ethics.
Not applicable to semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to semi-annual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
(a)	Not applicable to semi-annual reports.

(b)	No changes to portfolio management team.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
No matters were submitted.
Item 11. Controls and Procedures.
a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“1940 Act”)) (“Disclosure Controls”), as of a date within 90 days prior to the filing date (“Filing Date”) of this Form N-CSR (“Report”), the Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable to semi-annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AIG Strategic Hedge Fund of Funds

By (Signature and Title)	/s/ Robert Discolo

Robert Discolo, President and Principal Executive Officer
Date: December 7, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert Discolo

Robert Discolo, President and Principal Executive Officer
Date December 7, 2007

By (Signature and Title)	/s/ Lori Schertzer

Lori Schertzer, Treasurer and Principal Financial Officer
Date December 7, 2007